Cover	Dec. 27, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 27, 2022
Entity File Number	001-40732
Entity Registrant Name	TPB ACQUISITION CORPORATION I
Entity Central Index Key	0001847090
Entity Tax Identification Number	98-1582136
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1 Letterman Drive
Entity Address, Address Line Two	Suite A3-1
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94129
City Area Code	415
Local Phone Number	854-7074
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	TPBAU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares included as part of the units
Trading Symbol	TPBA
Security Exchange Name	NASDAQ
Redeemable Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	TPBAW
Security Exchange Name	NASDAQ